Document and Entity Information	Oct. 24, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 24, 2023
Entity Registrant Name	CAPSTONE GREEN ENERGY CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15957
Entity Tax Identification Number	95-4180883
Entity Address, Address Line One	16640 Stagg Street,
Entity Address, City or Town	Van Nuys
Entity Address State Or Province	CA
Entity Address, Postal Zip Code	91406
City Area Code	818
Local Phone Number	734-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001009759
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	CGRN
Security Exchange Name	NASDAQ
Series B Junior Participating Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Series B Junior Participating Preferred Stock Purchase Rights
No Trading Symbol Flag	true